Cover Page Document	Oct. 01, 2019
Cover page.
Entity Central Index Key	0001694426
Title of 12(b) Security	Common Stock, $0.01 par value
Local Phone Number	771-6701
Entity Incorporation, State or Country Code	DE
Document Period End Date	Oct. 01, 2019
Document Type	8-K
Entity Registrant Name	DELEK US HOLDINGS, INC.
City Area Code	615
Entity File Number	001-38142
Entity Tax Identification Number	35-2581557
Entity Address, Address Line One	7102 Commerce Way
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	DK
Security Exchange Name	NYSE
Amendment Flag	false